Segment Information (FY) (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting, Measurement Disclosures [Abstract]
Segment Results
Detailed segment data for the years ended December 31 is as follows ($ in millions):

	2023	2022	2021
Sales:
Water Quality	$3,039	$2,887	$2,669
Product Quality & Innovation	1,982	1,983	2,031
Total	$5,021	$4,870	$4,700

Operating profit:
Water Quality	$730	$668	$584
Product Quality & Innovation	472	488	496
Other	(62)	(44)	(39)
Total	$1,140	$1,112	$1,041

Identifiable assets:
Water Quality	$2,508	$2,544	$2,550
Product Quality & Innovation	2,289	2,281	2,290
Other	896	—	—
Total	$5,693	$4,825	$4,840

Depreciation and amortization of intangible assets:
Water Quality	$45	$46	$54
Product Quality & Innovation	42	44	52
Other	—	—	—
Total	$87	$90	$106

Capital expenditures, gross:
Water Quality	$29	$25	$35
Product Quality & Innovation	17	9	19
Other	8	—	—
Total	$54	$34	$54

Schedule of Operations in Geographical Areas
Operations in Geographical Areas:

	Year Ended December 31
($ in millions)	2023	2022	2021
Sales:
United States	$2,177	$2,094	$1,890
China	356	395	416
Germany	257	251	273
All other (each country individually less than 5% of total sales)	2,231	2,130	2,121
Total	$5,021	$4,870	$4,700

Property, plant and equipment, net:
United States	$179	$168	$171
United Kingdom	14	15	16
Germany	23	21	23
All other (each country individually less than 5% of total property, plant and equipment, net)	46	43	50
Total	$262	$247	$260